G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors
Remuneration to the Board of Directors

SEK	Board fees		Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2025	Number of previously allocated synthetic shares outstanding		Net change in value of synthetic shares	1)	Committee fees	Total fees paid in cash	2)	Total remu- neration 2025		Total remu- neration 2024

				A			B			C		(A+B+C	)

Board member

Jan Carlson	5,000,000		47,336/75%	3,749,958	78,724		926,675		450,000	1,700,000		6,376,633		8,067,547

Jacob Wallenberg	1,300,000		12,307/75%	974,961	32,408		362,696		200,000	525,000		1,862,657		2,793,416

Jon Fredrik Baksaas	1,300,000		8,204/50%	649,921	21,605		241,785		555,000	1,205,000		2,096,706		2,663,919

Börje Ekholm	–		–	–	–		–		–	–		–		–

Eric A. Elzvik	1,343,655	4)	4,102/25%	324,960	10,802		120,888		560,000	1,567,741		2,013,589		2,189,425

Kristin S. Rinne	1,392,639	5)	4,102/25%	324,960	16,370		176,416		405,000	1,449,479		1,950,855		2,229,130

Marachel Knight	1,440,035	6)	12,307/75%	974,961	–		140,054		205,000	565,009		1,680,024		–

Jonas Synnergren	1,300,000		12,307/75%	974,961	15,705		196,121		520,000	845,000		2,016,082		2,210,316

Christy Wyatt	1,440,035	6)	12,307/75%	974,961	15,705		196,121		205,000	565,009		1,736,091		1,905,316

Karl Åberg	1,300,000		8,204/50%	649,921	–		93,362		200,000	850,000		1,593,283		1,370,000

Christian Cederholm	1,300,000		12,307/75%	974,961	–		140,054		–	325,000		1,440,015		–

Employee Representatives

Ulf Rosberg	49,500		–	–	–		–		16,200	65,700		65,700		66,150

Kjell-Åke Soting	49,500		–	–	–		–		21,600	71,100		71,100		73,350

Annika Salomonsson	49,500		–	–	–		–		12,600	62,100		62,100		71,550

Loredana Roslund (deputy)	49,500		–	–	–		–		–	49,500		49,500		51,750

Frans Frejdestedt (deputy)	49,500		–	–	–		–		–	49,500		49,500		51,750

Stefan Wänstedt (deputy)	49,500		–	–	–		–		–	49,500		49,500		53,550

Total	17,413,364		133,483	10,574,525	191,319		2,594,172		3,350,400	9,944,638		23,113,335	3)	23,797,169	9)

Total including resigned Board members	17,413,364		133,483	10,574,525	212,457	7)	2,794,945	8)	3,350,400	9,944,638		23,314,108	3)	26,639,512	10)

1)
The difference in value as of the time for payment, compared to December 31, 2024, for synthetic shares allocated in 2020 (for which payment was made in 2025). The difference in value as of December 31, 2025 compared to December 31, 2024, for synthetic shares allocated in 2021, 2022 and 2024. Calculated on a share price of SEK 90.60. The value of synthetic shares allocated in 2021, 2022, 2023 and 2024 includes respectively SEK 2.50, SEK 2.70, SEK 2.70 and SEK 2.85 per share in compensation for dividends resolved by the Annual General Meetings 2022, 2023, 2024 and 2025, and the value of the synthetic shares allocated in 2020 includes dividend compensation for dividends resolved in 2021, 2022, 2023 and 2024.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 5,800,245.
4)	Received additional fee of EUR 4,000 (SEK 43,655) for participating in physical meetings in Sweden 2025.
5)	Received additional fee of USD 10,000 (SEK 92,639) for participating in physical meetings in Sweden 2025.
6)	Received additional fee of USD 15,000 (SEK 140,035) for participating in physical meetings in Sweden 2025.
7)	Including synthetic shares previously allocated to the former Directors Carolina Dybeck Happe and Helena Stjernholm.
8)
Including synthetic shares previously allocated to the former Directors Carolina Dybeck Happe and Helena Stjernholm. For these synthetic shares the net change in value corresponds to the difference in value as of the time for the payment compared to December 31, 2024.

9)	Excluding the former Directors Carolina Dybeck Happe and Helena Stjernholm.
10)	Including the former Directors Carolina Dybeck Happe, Helena Stjernholm, Kurt Jofs, Ronnie Leten and Nora Denzel.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)

Remuneration costs for the President and CEO and other members of the Executive Team (ET)

SEK	President and CEO 2025	President and CEO 2024	President and CEO 2023	Other members of ET 2025	Other members of ET 2024	Other members of ET 2023	Total 2025	Total 2024	Total 2023

Salary 1)	20,050,525	20,526,329	19,520,568	117,718,567	145,880,088	135,208,734	137,724,092	166,406,417	154,729,302

Termination benefits	–	–	–	52,292,700	57,092,817	–	52,292,700	57,092,817	–

Annual variable remuneration provision earned for the year	22,373,471	15,036,644	–	150,081,742	162,568,816	48,399,226	173,318,213	177,605,460	48,399,226

Long-term variable compensation provision	21,996,809	19,780,629	31,708,587	50,159,593	33,628,636	30,547,582	72,156,402	53,409,265	62,256,169

Pension costs 2)	10,151,804	10,151,804	10,151,804	19,233,094	22,964,759	24,607,643	29,384,898	33,116,563	34,759,447

Other benefits	1,309,906	584,168	828,287	24,069,664	27,184,306	19,575,733	25,100,570	27,768,474	20,404,020

Social charges and taxes	23,754,624	20,762,202	19,546,145	60,174,513	65,013,883	45,222,286	83,929,137	85,776,085	64,768,431

Total	99,358,139	86,841,776	81,755,391	473,393,873	514,333,305	303,561,204	573,329,012	601,175,081	385,316,595

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.